UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.3%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$850	$843,974

		$843,974

Education — 10.3%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$10,737,958
New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(1)(2)	12,000	12,916,560
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,549,875
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,000	3,147,300
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,090	1,171,619
University of Virginia, 5.00%, 6/1/40	2,650	2,801,845

		$32,325,157

Electric Utilities — 12.8%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$314,167
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	4,043,725
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,118,654
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	4,881,998
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	8,000	8,643,680
Matagorda County, TX, Navigation District No. 1, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,615,000
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	630,809
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,458,500
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/38(1)(2)	9,000	9,304,110

		$40,010,643

General Obligations — 3.9%
Birmingham, MI, Public Schools, 4.00%, 5/1/29	$3,400	$3,384,428
California, 6.00%, 4/1/38	5,750	6,457,078
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,210	2,417,983

		$12,259,489

Hospital — 21.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$980	$1,064,329
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,000	1,074,380
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	165	165,992
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	685	674,246
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	665	656,282
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	13,354,233

Security	Principal Amount (000’s omitted)	Value
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	$3,000	$3,601,170
Illinois Finance Authority, (Rush University Medical Center), 6.625%, 11/1/39	2,300	2,526,435
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,746,552
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,317,634
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,570,068
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,725	3,726,825
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,459,265
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	4,070	3,840,940
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,000	1,022,900
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	2,425	2,029,555
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,441,194
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	770	757,187
St. Paul, MN, Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	3,750	3,801,600
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	3,115	3,024,385
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	3,500	3,581,340
Tyler Health Facilities Development Corp., TX, (East Texas Medical Center), 5.375%, 11/1/37	4,500	4,153,455
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	5,000	4,906,500

		$68,496,467

Housing — 4.1%
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42	$15	$14,999
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	10,650	10,649,254
Virginia Housing Development Authority, 3.625%, 1/1/31	2,200	2,027,212

		$12,691,465

Industrial Development Revenue — 11.8%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$4,999,450
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,149,520
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	5,000	5,153,650
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,224,550
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	3,420	3,973,766
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	3,500	3,499,580
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42	1,695	1,420,681
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	1,951,758
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	596,484
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	1,738,101
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	2,661,376

Security	Principal Amount (000’s omitted)	Value
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	$3,000	$3,159,900
Richland County, SC, (International Paper Co.), (AMT), 6.10%, 4/1/23	380	380,103
Sabine River Authority, LA, (International Paper Co.), 6.20%, 2/1/25	205	205,277
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	850	869,329

		$36,983,525

Insured – Special Tax Revenue — 2.6%.
Hesperia, CA, Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$251,986
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	3,182,520
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	4,680,840

		$8,115,346

Insured – Transportation — 7.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$711,995
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	2,961,049
Foothill/Eastern Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/30	4,000	1,544,640
Foothill/Eastern Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	500	170,785
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	1,349,960
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	15,000	4,766,700
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	10,000	3,124,000
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,850	8,429,801

		$23,058,930

Insured – Water and Sewer — 0.4%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$1,410	$1,334,438

		$1,334,438

Lease Revenue/Certificates of Participation — 3.4%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,000	$2,300,860
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	7,435	8,246,902

		$10,547,762

Other Revenue — 1.5%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$510	$535,204
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	575	603,779
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	315	331,963
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,223,225
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,195,810
Seminole Tribe, FL, 5.50%, 10/1/24(3)	925	959,105

		$4,849,086

Senior Living/Life Care — 5.0%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,367,300

Security	Principal Amount (000’s omitted)	Value
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$830	$757,176
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 6.20%, 7/1/45	2,000	2,076,200
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	465	485,367
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	925	950,548
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	163,904
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	342,937
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	297,120
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	270,754
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	1,705	1,608,514
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	526,560
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,681,184
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	470	495,662
Mount Vernon, NY, Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	1,000	980,040
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	255	250,464
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	735	724,798
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,509,200

		$15,487,728

Special Tax Revenue — 2.1%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,625	$1,680,591
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	3,020	3,125,247
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,615	1,749,707

		$6,555,545

Student Loan — 1.8%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$4,085	$4,372,625
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,271,426

		$5,644,051

Transportation — 15.2%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/34	$1,365	$1,419,996
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	325	337,500
Central Texas Regional Mobility Authority, 6.00%, 1/1/41	35	35,660
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,400,387
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,170,757
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,194,131
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,828,898
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	4,933,811
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	140	130,690
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	842,004
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	350	382,350
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	3,500	3,638,285

Security	Principal Amount (000’s omitted)	Value
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	$1,360	$1,347,801
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	30,000	6,795,000
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	2,660	2,830,692
North Texas Tollway Authority, 5.75%, 1/1/38	5,000	5,228,350
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	750	761,220
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	1,310	1,235,933
Route 460 Funding Corp., VA, 0.00%, 7/1/39	2,200	421,608
Route 460 Funding Corp., VA, 0.00%, 7/1/40	4,625	827,042
Route 460 Funding Corp., VA, 0.00%, 7/1/41	4,970	823,430
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,552,400
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	2,852,692
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,629,592

		$47,620,229

Water and Sewer — 8.3%
Atlanta, GA, Water & Wastewater Revenue, 6.25%, 11/1/34	$3,000	$3,409,380
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,450	1,305,754
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,275,740
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,468,332
Marco Island, FL, Utility System, 5.00%, 10/1/34	550	564,850
Marco Island, FL, Utility System, 5.00%, 10/1/40	2,425	2,463,679
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,000	2,198,540
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	12,240,891

		$25,927,166

Total Tax-Exempt Investments — 112.8% (identified cost $325,114,924)		$352,751,001

Other Assets, Less Liabilities — (12.8)%		$(40,094,172)

Net Assets — 100.0%		$312,656,829

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2013, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

Texas	16.7%
California	11.4%
Others, representing less than 10% individually	71.9%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $9,056,362.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $959,105 or 0.3% of the Trust’s net assets.

The Trust did not have any open financial instruments at December 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$274,988,766

Gross unrealized appreciation	$31,775,210
Gross unrealized depreciation	(2,692,975)

Net unrealized appreciation	$29,082,235

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$352,751,001	$—	$352,751,001
Total Investments	$—	$352,751,001	$—	$352,751,001

The Trust held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014